Basis of Presentation and Organization (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Effect of the restatements
	Reported	Restated
	June 30, 2013	June 30, 2013
Preferred stock	$50	$50
Common stock	996,164	996,163
Common stock to be issued	-	33,837
Additional paid in capital	14,496,411	14,462,575
Other comprehensive income	(1,052,144)	(1,052,144)
Accumulated deficit	(6,917,697)	(6,917,697)
Total Stockholders' Equity	$7,522,784	$7,522,784

	Reported	Restated
	June 30, 2013	June 30, 2013
Preferred stock	$50	$50
Common stock	996,164	996,163
Common stock to be issued	-	33,837
Additional paid in capital	14,496,411	14,462,575
Other comprehensive income	(1,052,144)	(1,052,144)
Accumulated income/(deficit)	(6,917,697)	(6,917,697)
Total Stockholders' Equity	$7,522,784	$7,522,784